Personnel expenses - Bonus payment policies (Details) - Bonus Plan - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based payment arrangement
Shares obligation retention period	1 year
Equity-settled expense recognized in consolidated income statement	$ 325.0	$ 105.0	$ 166.0
Number of days following the anniversaries of the initial date in which the deferred bonus will be paid	30 days
Percentage paid in cash	50.00%
Percentage paid in shares	50.00%
Executive officers and members of the identified staff whose total variable remuneration is greater than or equal to 2.7
Share-based payment arrangement
Variable remuneration/Deferral period	5 years
Immediate Payment Percentage	40.00%
Deferred Percentage	60.00%
Executive officers and members of the identified staff whose total variable remuneration is greater than 1.7 and less than 2.6
Share-based payment arrangement
Variable remuneration/Deferral period	5 years
Immediate Payment Percentage	50.00%
Deferred Percentage	50.00%
Other Beneficiaries
Share-based payment arrangement
Variable remuneration/Deferral period	3 years
Immediate Payment Percentage	60.00%
Deferred Percentage	40.00%
Minimum
Share-based payment arrangement
Variable remuneration/Deferral period	3 years
Annual vesting percentage	33.00%
Minimum | Executive officers and members of the identified staff whose total variable remuneration is greater than or equal to 2.7
Share-based payment arrangement
Variable remuneration	$ 2.7
Minimum | Executive officers and members of the identified staff whose total variable remuneration is greater than 1.7 and less than 2.6
Share-based payment arrangement
Variable remuneration	$ 1.7
Maximum
Share-based payment arrangement
Variable remuneration/Deferral period	5 years
Annual vesting percentage	20.00%
Maximum | Executive officers and members of the identified staff whose total variable remuneration is greater than 1.7 and less than 2.6
Share-based payment arrangement
Variable remuneration	$ 2.7